Fair Value Measurement (Details 4) (USD $) In Millions, unless otherwise specified	9 Months Ended
Sep. 30, 2014
Nonfinancial Assets and Liabilities
Impairment of unproved properties	$ 0
Impairment of proved properties	$ 0